Cover	Dec. 14, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 14, 2023
Entity File Number	0-7928
Entity Registrant Name	COMTECH TELECOMMUNICATIONS CORP /DE/
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-2139466
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	CMTL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000023197